Fair Value Measurements and Financial Instruments	12 Months Ended
Dec. 31, 2023
Fair Value Disclosures [Abstract]
Fair Value Measurements and Financial Instruments	Fair Value Measurements and Financial Instruments
The following tables provide the fair value measurement hierarchy of our assets and liabilities:

As of December 31, 2023	Fair value measurement using
Financial instruments	Quoted prices in active markets (Level 1)	Significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)
$8.63 Warrants liability	$681	$—	$—
PIPE Warrant liability	—	—	97
Liberty Warrants and Liberty Advisory Fee Warrant liability	—	—	2,017
Total Warrant Liabilities	$681	$—	$2,114
Sponsor Earnout liability	$—	$—	$419

As of December 31, 2022	Fair value measurement using
Financial instruments	Quoted prices in active markets (Level 1)	Significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)
$8.63 Warrants liability	$1,833	$—	$—
PIPE Warrant liability	—	—	311
Liberty Warrants and Liberty Advisory Fee Warrant liability	—	—	6,191
Total Warrant Liabilities	$1,833	$—	$6,502
Sponsor Earnout Liability	$—	$—	$1,353
The following methods and assumptions were used to estimate the fair values:
•The carrying values of cash and cash equivalents, restricted cash, accounts receivable, prepaid expenses and other current assets, accounts payable, and accrued expenses and other liabilities are considered to approximate their fair values due to the short-term nature of these items.
•The fair values of the PIPE Warrant have been estimated using the Black-Scholes model. Significant unobservable inputs include:
◦Time to expiry: 3.1 years
◦Volatility: 63.9%
◦Risk free rate of return: 4.0%

•The fair values of the Liberty Warrants and Liberty Advisory Fee Warrant have been estimated using the Black-Scholes model. Significant unobservable inputs include:
◦Time to expiry: 3.1 years
◦Volatility: 63.8%
◦Risk free rate of return: 4.0%
•The fair value of the Sponsor Earnout has been estimated using the Monte Carlo model. Significant unobservable inputs include:
◦Time to expiry: 3.1 years
◦Volatility: 63.9%
◦Risk free rate of return: 4.0%

•The fair values of the $8.63 Warrants were determined using the quoted prices in the active warrant market.
•The carrying value of operating lease liabilities is calculated as the present value of lease payments, discounted at its incremental borrowing rate at the lease commencement date. We consider that the incremental borrowing rate remained unchanged, therefore the carrying amount of operating lease liabilities approximates its fair value.
•
•The fair value of the Notes debt is determined by using the “with” and “without” method. As of each measurement date, we first valued the Notes with the conversion options in certain scenarios (the “with” scenario) and subsequently valued the Notes without the conversion options (the “without” scenario). The difference between the fair values of the Notes in the “with” and “without” was de minimis at each measurement date.
Changes in the fair value of Level 3 liabilities during the years ended December 31, 2023 and 2022 were as follows:

	Liberty Warrants and Liberty Advisory Fee Warrant	PIPE Warrant	Columbia Warrant	Sponsor Earnout	Forfeiture Earnout	Cantor Loan
At January 1, 2022	$—	$—	$143,237	$—	$—	$7,522
Issues	30,853	1,312	—	8,022	6,135	—
Remeasurement (gain)/loss(1)	(24,662)	(1,001)	(18,635)	(6,669)	(5,130)	488
Write-off of deferred costs	—	—	203	—	—	—
Settlements (2)	—	—	(124,805)	—	(1,005)	(8,010)
At December 31, 2022	6,191	311	—	1,353	—	—
Remeasurement (gain)/loss(1)	(4,174)	(214)	—	(934)	—	—
At December 31, 2023	$2,017	$97	$—	$419	$—	$—
(1)Recognized in the Consolidated Statements of Operations and Comprehensive Loss for the years ended December 31, 2023 and 2022, respectively.
(2)These liabilities were settled in connection with the Merger. See Note 4 (Recapitalization Transaction).

There were no transfers between Level 1 and Level 2 during the years ended December 31, 2023 or 2022.